                       [REPRESENTATION OF GRAPHIC IMAGE]

                                   NAVELLIER
                               PERFORMANCE FUNDS

                     AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                          AGGRESSIVE GROWTH PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                         AGGRESSIVE MICRO CAP PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                           LARGE CAP GROWTH PORTFOLIO
                           LARGE CAP VALUE PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

                                 ANNUAL REPORT
                               DECEMBER 31, 1998

                                                ANNUAL REPORT, December 31, 1998
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                               February 24, 1999

Dear Shareholder:

    1998 was the most volatile year for the stock market since 1987. The broad markets finished strongly despite early predictions that the stock market would cool off. Large cap stocks led the market as evidenced by the S&P 500 return of over 26%, whereas small caps continued to lag, as shown by the Russell 2000, down (2.55)%. After a robust first quarter, the stock market faltered a bit in the second quarter. There was major concern that the third quarter sell off would accelerate in the fourth quarter, but the doomsayers were proved wrong again when the stock market caught fire in the last quarter of 1998. The stunning fourth quarter surge in the market was broad based. As strong as the rally in large cap stocks was, it was the small and mid cap issues that stole the show in the last quarter. These small and mid cap stocks had been greatly neglected for many months as investors continued to focus on large cap issues. When investors decided to reallocate some of their profits from their large cap investments into these neglected smaller issues they generated strong buy side volume.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE GROWTH PORTFOLIO

                                Aggressive Growth    Russell 2000    Russell 2000 Growth
12/31/95                                  $10,000         $10,000                $10,000
1/31/96                                    $9,640          $9,989                 $9,917
2/29/96                                   $10,631         $10,301                $10,369
3/31/96                                   $11,341         $10,511                $10,575
4/30/96                                   $13,033         $11,073                $11,387
5/31/96                                   $14,054         $11,509                $11,971
6/30/96                                   $13,063         $11,036                $11,193
7/31/96                                   $11,191         $10,073                 $9,826
8/31/96                                   $11,862         $10,658                $10,553
9/30/96                                   $12,743         $11,075                $11,097
10/31/96                                  $12,162         $10,904                $10,618
11/30/96                                  $12,232         $11,354                $10,914
12/31/96                                  $12,262         $11,651                $11,126
1/31/97                                   $12,452         $11,884                $11,405
2/28/97                                   $10,891         $11,596                $10,716
3/31/97                                   $10,681         $11,049                 $9,959
4/30/97                                   $10,541         $11,080                 $9,844
5/31/97                                   $11,301         $12,312                $11,323
6/30/97                                   $12,052         $12,840                $11,707
7/31/97                                   $13,213         $13,437                $12,306
8/31/97                                   $13,293         $13,745                $12,676
9/30/97                                   $14,575         $14,751                $13,687
10/31/97                                  $14,024         $14,104                $12,865
11/30/97                                  $13,514         $14,012                $12,558
12/31/97                                  $13,460         $14,257                $12,566
1/31/98                                   $13,005         $14,032                $12,399
2/28/98                                   $13,936         $15,069                $13,494
3/31/98                                   $14,686         $15,690                $14,060
4/30/98                                   $14,706         $15,776                $14,146
5/31/98                                   $13,906         $14,926                $13,118
6/30/98                                   $14,149         $14,957                $13,251
7/31/98                                   $13,673         $13,746                $12,145
8/31/98                                   $10,827         $11,076                 $9,342
9/30/98                                   $11,728         $11,943                $10,289
10/31/98                                  $11,688         $12,431                $10,826
11/30/98                                  $13,369         $13,082                $11,666
12/31/98                                  $15,010         $13,892                $12,722

                      AGGRESSIVE GROWTH PORTFOLIO
     AVERAGE ANNUAL TOTAL
   RETURNS FOR PERIODS ENDED                               RUSSELL 2000
       DECEMBER 31, 1998           FUND     RUSSELL 2000      GROWTH
-------------------------------  ---------  -------------  -------------
One Year                            11.51%      (2.55)%          1.23%
Since Inception*                    14.48%       11.57%          8.35%
Value of a $10,000 investment
 over Life of Fund*              $  15,010    $  13,892      $  12,722
*Inception December 28, 1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 MID CAP GROWTH PORTFOLIO

                                Mid Cap Growth    Russell 2000    Russell 2000 Growth
11/27/96                                10,000         $10,000                $10,000
12/31/96                                10,275         $10,262                 $9,988
1/31/97                                 10,465         $10,467                $10,675
2/28/97                                 10,295         $10,214                $10,127
3/31/97                                  9,985          $9,732                 $9,451
4/30/97                                 10,275          $9,759                 $9,754
5/31/97                                 10,835         $10,844                $10,833
6/30/97                                 11,385         $11,310                $11,156
7/31/97                                 12,506         $11,835                $12,330
8/31/97                                 12,426         $12,106                $12,280
9/30/97                                 13,386         $12,993                $13,041
10/31/97                                12,766         $12,422                $12,329
11/30/97                                12,776         $12,342                $12,382
12/31/97                                12,965         $12,557                $12,149
1/31/98                                 12,725         $12,359                $11,987
2/28/98                                 13,695         $13,272                $13,046
3/31/98                                 14,665         $13,819                $13,593
4/30/98                                 14,634         $13,895                $13,676
5/31/98                                 14,039         $13,146                $12,682
6/30/98                                 14,404         $13,174                $12,811
7/31/98                                 13,768         $12,107                $11,742
8/31/98                                 11,651          $9,756                 $9,032
9/30/98                                 12,485         $10,520                 $9,948
10/31/98                                12,110         $10,949                $10,467
11/30/98                                12,944         $11,522                $11,279
12/31/98                                14,561         $12,236                $12,300

                        MID CAP GROWTH PORTFOLIO
    AVERAGE ANNUAL TOTAL
  RETURNS FOR PERIODS ENDED                               RUSSELL 2000
      DECEMBER 31, 1998          FUND     RUSSELL 2000       GROWTH
-----------------------------  ---------  -------------  ---------------
One Year                          12.31%      (2.55)%           1.23%
Since Inception*                  17.66%       10.33%          14.80%
Value of a $10,000 investment
 over Life of Fund*            $  14,561    $  12,236       $  12,300
*Inception November 26, 1996

    Some of the Navellier micro to mid cap funds were down over twenty percent during the year, but many of these funds ended the year on the positive side, with most of the gains being made in the last few weeks of the year. Two of the newest Navellier funds, the Large Cap Growth Portfolio and the Large Cap Value Portfolio, performed exceptionally well during 1998 capturing annual returns of 41.17% and 20.48%, respectively.

    Many shareholders want to know our opinion of the high flying internet stocks. Many of these stocks have extreme valuations and display excessive volatility. We believe the best way to participate in the boom in the World Wide Web is to invest in those companies that are deriving their revenue from building the infrastructure of the internet. For example, Cisco is one of the companies that is providing high-speed hardware to transmit vast amounts of data available via the internet. It is likely that a select few of these high flying internet stocks may live up to their lofty expectations but many will fall by the way side.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE MICRO CAP PORTFOLIO

                                   Aggressive
                                    Micro Cap    Russell 2000    Russell 2000 Growth
3/17/97                            $10,000.00      $10,000.00             $10,000.00
3/31/97                             $9,859.34       $9,592.00              $9,500.00
4/30/97                             $9,872.12       $9,618.86              $9,389.80
5/31/97                            $10,690.54      $10,688.47             $10,801.09
6/30/97                            $11,432.23      $11,147.01             $11,167.24
7/31/97                            $12,423.27      $11,665.35             $11,739.01
8/31/97                            $12,679.03      $11,932.48             $12,091.18
9/30/97                            $13,593.35      $12,805.94             $13,056.05
10/31/97                           $13,433.50      $12,243.76             $12,271.38
11/30/97                           $13,459.08      $12,164.18             $11,979.33
12/31/97                           $13,276.45      $12,377.05             $11,986.51
1/31/98                            $12,820.88      $12,181.49             $11,827.09
2/28/98                            $13,608.36      $13,081.70             $12,871.42
3/31/98                            $13,914.24      $13,620.67             $13,412.02
4/30/98                            $14,083.45      $13,695.58             $13,493.84
5/31/98                            $13,718.99      $12,957.39             $12,512.84
6/30/98                            $14,089.95      $12,984.60             $12,640.47
7/31/98                            $13,282.95      $11,932.85             $11,584.99
8/31/98                            $10,699.25       $9,615.49              $8,911.17
9/30/98                            $11,441.17      $10,368.38              $9,814.77
10/31/98                           $11,083.23      $10,791.41             $10,327.10
11/30/98                           $12,228.65      $11,356.88             $11,128.48
12/31/98                           $13,289.46      $12,059.87             $12,135.61

                     AGGRESSIVE MICRO CAP PORTFOLIO
    AVERAGE ANNUAL TOTAL
  RETURNS FOR PERIODS ENDED                               RUSSELL 2000
      DECEMBER 31, 1998          FUND     RUSSELL 2000       GROWTH
-----------------------------  ---------  -------------  ---------------
One Year                           0.10%      (2.55)%           1.23%
Since Inception*                  17.20%       11.03%          11.40%
Value of a $10,000 investment
 over Life of Fund*            $  13,289    $  12,060       $  12,136
*Inception March 17, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SMALL CAP VALUE PORTFOLIO

                              Small Cap Value    Russell 2000   Russell 2000 Value
12/19/97                              $10,000         $10,000              $10,000
12/31/97                              $10,125         $10,410              $10,363
1/31/98                                $9,885         $10,246              $10,175
2/28/98                               $10,405         $11,003              $10,791
3/31/98                               $10,945         $11,456              $11,229
4/30/98                               $11,105         $11,519              $11,284
5/31/98                               $10,695         $10,898              $10,885
6/30/98                               $10,315         $10,921              $10,823
7/31/98                                $9,625         $10,036               $9,975
8/31/98                                $8,244          $8,087               $8,413
9/30/98                                $8,384          $8,721               $8,888
10/31/98                               $8,514          $9,076               $9,152
11/30/98                               $8,894          $9,552               $9,400
12/31/98                               $9,286         $10,143               $9,696

                        SMALL CAP VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL
   RETURNS FOR PERIODS ENDED                                RUSSELL 2000
       DECEMBER 31, 1998            FUND     RUSSELL 2000       VALUE
--------------------------------  ---------  -------------  -------------
One Year                            (8.28)%      (2.55)%        (6.45)%
Since Inception*                    (6.92)%        1.45%        (2.96)%
Value of a $10,000 investment
 over Life of Fund*                  $9,286  $    10,143         $9,696
*Inception December 19, 1997

    One industry that continues to fire on all cylinders is the discount retailers. Retail sales continued to soar during the recent holiday season. Despite pessimistic forecasts, the 1998 holiday shopping season was phenomenal. This robust growth was the best in several years. The best real-wage growth for the consumer since 1985 and an impressive rebound by the stock market, all helped to bolster consumer confidence. In fact, consumer confidence is now at the highest level ever, which is a testament to both low unemployment and a strong U.S. economy. As you might expect with record consumer confidence, new housing sales are also breaking records.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 LARGE CAP GROWTH PORTFOLIO

                                 Large Cap Growth     S&P 500    Russell 1000 Growth
12/19/97                                  $10,000     $10,000                $10,000
12/31/97                                  $10,256     $10,252                $10,300
1/31/98                                   $10,106     $10,370                $10,608
2/28/98                                   $10,856     $11,111                $11,406
3/31/98                                   $11,577     $11,681                $11,861
4/30/98                                   $11,537     $11,798                $12,024
5/31/98                                   $11,517     $11,588                $11,683
6/30/98                                   $12,267     $12,060                $12,398
7/31/98                                   $12,167     $11,932                $12,316
8/30/98                                   $10,756     $10,207                $10,467
9/30/98                                   $11,336     $10,861                $11,271
10/31/98                                  $12,127     $11,744                $12,178
11/30/98                                  $12,777     $12,456                $13,103
12/31/98                                  $14,478     $13,173                $14,285

                        LARGE CAP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL
     RETURNS FOR PERIODS ENDED                               RUSSELL 1000
         DECEMBER 31, 1998             FUND       S&P 500       GROWTH
-----------------------------------  ---------  -----------  -------------
One Year                                41.17%      28.49%        38.69%
Since Inception*                        43.09%      30.68%        41.37%
Value of a $10,000 investment over
 Life of Fund*                       $  14,478   $  13,173     $  14,285
*Inception December 19, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE CAP VALUE PORTFOLIO

                              Large Cap Value    Russell 1000   Russell 1000 Value
12/19/97                              $10,000         $10,000              $10,000
12/31/97                              $10,118         $10,091              $10,237
1/31/98                                $9,998         $10,166              $10,093
2/28/98                               $10,808         $10,890              $10,772
3/31/98                               $11,369         $11,439              $11,431
4/30/98                               $11,499         $11,557              $11,508
5/31/98                               $11,249         $11,308              $11,337
6/30/98                               $11,369         $11,726              $11,483
7/31/98                               $11,249         $11,585              $11,280
8/31/98                               $10,218          $9,853               $9,602
9/30/98                               $10,538         $10,516              $10,153
10/31/98                              $11,489         $11,347              $10,940
11/30/98                              $12,029         $12,050              $11,450
12/31/98                              $12,190         $12,817              $11,839

                        LARGE CAP VALUE PORTFOLIO
       AVERAGE ANNUAL TOTAL                                      RUSSELL
     RETURNS FOR PERIODS ENDED                                    1000
         DECEMBER 31, 1998             FUND     RUSSELL 1000      VALUE
-----------------------------------  ---------  -------------  -----------
One Year                                20.48%       27.02%        15.63%
Since Inception*                        21.13%       27.25%        17.81%
Value of a $10,000 investment over
 Life of Fund*                       $  12,190    $  12,817     $  11,839
*Inception December 19, 1997

    The outlook for 1999 remains very promising. The U.S. economy is currently in economic nirvana with strong growth signals all around. However, as the stock market climbs higher, it is becoming increasingly overbought and will likely become more volatile on a day-to-day basis. The stock market can remain overbought and continue to drift higher for several months, but experienced investors know that this is no time to be overly confident. The flow of funds into the stock market has been erratic lately, so the stock market will likely remain volatile for quite some time. As always, an investors best defense is a strong offense of fundamentally superior stocks. Our focus will remain on those stocks that demonstrate strong sales growth, positive analysts' earnings forecasts and continued profit margin expansion. It appears that institutional investors are beginning to focus their attention on small-to-mid capitalization stocks due to their superior fundamental characteristics. These stocks will likely continue to benefit from rapid institutional accumulation in the months ahead.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INTERNATIONAL EQUITY PORTFOLIO

                                 International Equity       EAFE
12/31/97                                      $10,000    $10,000
1/31/97                                       $10,000    $10,190
1/31/98                                       $10,020    $10,642
2/28/98                                       $10,120    $11,312
3/31/98                                       $10,790    $11,647
4/30/98                                       $10,800    $11,725
5/31/98                                       $11,080    $11,653
6/30/98                                       $10,950    $11,728
7/31/98                                       $11,420    $12,032
8/31/98                                        $9,780    $10,429
9/30/98                                        $8,910    $10,393
10/31/98                                       $9,620    $11,042
11/30/98                                      $10,280    $11,905
12/31/98                                      $10,664    $12,119

                  INTERNATIONAL EQUITY PORTFOLIO
          AVERAGE ANNUAL TOTAL
       RETURNS FOR PERIODS ENDED
           DECEMBER 31, 1998                FUND      EAFE INDEX
----------------------------------------  ---------  -------------
One Year                                      6.64%       18.93%
Since Inception*                              6.55%       20.96%
Value of a $10,000 investment
 over Life of Fund*                       $  10,664    $  12,119
*Inception December 26, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                          Aggressive Small                    Russell 2000
                                                Cap Equity    Russell 2000          Growth
4/1/94                                             $10,000         $10,000         $10,000
4/30/94                                            $10,229         $10,059      $10,015.00
5/31/94                                             $9,750          $9,946       $9,791.67
6/30/94                                             $9,521          $9,608       $9,369.64
7/31/94                                             $9,719          $9,766       $9,503.63
8/31/94                                             $9,906         $10,310      $10,202.15
9/30/94                                            $10,427         $10,276      $10,246.02
10/31/94                                           $10,770         $10,236      $10,356.67
11/30/94                                           $10,957          $9,822       $9,937.23
12/31/94                                           $11,426         $10,086      $10,172.74
1/31/95                                            $10,614          $9,959       $9,966.23
2/28/95                                            $11,124         $10,374      $10,425.68
3/31/95                                            $11,655         $10,552      $10,731.15
4/30/95                                            $12,258         $10,786      $10,893.19
5/31/95                                            $12,341         $10,972      $11,035.89
6/30/95                                            $14,048         $11,541      $11,796.26
7/31/95                                            $16,306         $12,206      $12,715.19
8/31/95                                            $15,682         $12,459      $12,871.59
9/30/95                                            $16,514         $12,682      $13,136.74
10/31/95                                           $15,619         $12,115      $12,490.42
11/30/95                                           $16,348         $12,624      $13,041.24
12/31/95                                           $16,429         $12,957      $13,330.76
1/31/96                                            $15,481         $12,943      $13,220.11
2/29/96                                            $16,760         $13,346      $13,822.95
3/31/96                                            $18,007         $13,619      $14,096.65
4/30/96                                            $20,939         $14,347      $15,179.27
5/31/96                                            $22,816         $14,912      $15,957.96
6/30/96                                            $20,971         $14,300      $14,920.70
7/31/96                                            $17,656         $13,051      $13,098.88
8/31/96                                            $18,839         $13,810      $14,068.20
9/30/96                                            $20,321         $14,349      $14,792.71
10/31/96                                           $19,308         $14,128      $14,155.14
11/30/96                                           $19,287         $14,711      $14,548.66
12/31/96                                           $18,967         $15,096      $14,832.36
1/31/97                                            $18,935         $15,398      $15,203.16
2/28/97                                            $17,165         $15,025      $14,284.89
3/31/97                                            $16,014         $14,316      $13,276.38
4/30/97                                            $16,024         $14,356      $13,122.37
5/31/97                                            $18,114         $15,953      $15,094.67
6/30/97                                            $19,255         $16,637      $15,606.38
7/31/97                                            $20,428         $17,411      $16,405.42
8/31/97                                            $20,726         $17,809      $16,897.58
9/30/97                                            $22,027         $19,113      $18,246.01
10/31/97                                           $21,536         $18,274      $17,149.43
11/30/97                                           $21,579         $18,155      $16,741.27
12/31/97                                           $21,099         $18,473      $16,751.31
1/31/98                                            $20,097         $18,181      $16,528.52
2/28/98                                            $21,231         $19,524      $17,987.99
3/31/98                                            $21,798         $20,329      $18,743.49
4/30/98                                            $22,035         $20,441      $18,857.82
5/31/98                                            $21,389         $19,339      $17,486.86
6/30/98                                            $21,890         $19,380      $17,665.22
7/31/98                                            $20,822         $17,810      $16,190.18
8/31/98                                            $16,312         $14,351      $12,453.48
9/30/98                                            $17,222         $15,475      $13,716.27
10/31/98                                           $17,394         $16,106      $14,432.26
11/30/98                                           $18,673         $16,950      $15,552.20
12/31/98                                           $21,086         $17,999      $16,959.67

                 AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
     AVERAGE ANNUAL TOTAL
   RETURNS FOR PERIODS ENDED                               RUSSELL 2000
       DECEMBER 31, 1998           FUND     RUSSELL 2000      GROWTH
-------------------------------  ---------  -------------  -------------
One Year                           (0.06)%      (2.55)%          1.23%
Since Inception*                    16.99%       13.55%         12.18%
Value of a $10,000 investment
 over Life of Fund*              $  21,086    $  17,999      $  16,960
*Inception April 1, 1994

    Please call us if we can address any questions or concerns for you at
1.800.887.8671 or visit our website at www.navellier.com. The web site includes the current weekly market commentary which we will be happy to e-mail to you at your request.

    Thank you for allowing us to manage some of your assets. We feel very obligated to our shareholders and promise to make every effort to manage them efficiently and ambitiously.

Sincerely,

       [SIGNATURE]                             [SIGNATURE]
LOUIS G. NAVELLIER                             ALAN ALPERS

This material has been preceded by a Navellier Performance Funds prospectus.

RUSSELL 3000-REGISTERED TRADEMARK- INDEX measures the performance of the 3,000 largest US companies based on TOTAL MARKET CAPITALIZATION, which represents approximately 98% of the investable US equity market.

RUSSELL 1000-REGISTERED TRADEMARK- INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000-REGISTERED TRADEMARK- INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000-REGISTERED TRADEMARK- GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000-REGISTERED TRADEMARK- VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000-REGISTERED TRADEMARK- GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000-REGISTERED TRADEMARK- VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

MORGAN STANLEY EAFE INDEX (Europe, Australasia and Far East) is an unmanaged index consisting of approximately 1000 companies listed on stock exchanges in the twenty countries that make up the MSCI National Indices.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 92.5%
AIRLINES -- 4.2%
  25,000  Amtran, Inc.*                             $    678,125
  40,000  SkyWest, Inc.                                1,307,500
                                                    ------------
                                                       1,985,625
                                                    ------------
APPAREL -- 14.9%
  25,000  American Eagle Outfitters, Inc.*             1,665,625
  50,000  AnnTaylor Stores Corp.*                      1,971,875
  72,200  Children's Place Retail Stores, Inc.*        1,814,025
  40,000  Tarrant Apparel Group*                       1,590,000
                                                    ------------
                                                       7,041,525
                                                    ------------
COMMERCIAL SERVICES -- 4.2%
  80,000  Dendrite International, Inc.*                1,997,504
                                                    ------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 4.6%
  25,000  Plantronics, Inc.*                           2,150,000
                                                    ------------
COMPUTER NETWORKS -- 3.7%
  35,000  Jack Henry & Associates, Inc.                1,741,250
                                                    ------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 6.9%
  12,000  QLogic Corp.*                                1,570,500
  50,000  Xircom, Inc.*                                1,700,000
                                                    ------------
                                                       3,270,500
                                                    ------------
COMPUTER SOFTWARE -- 5.4%
  40,000  Mercury Interactive Corp.*                   2,530,000
                                                    ------------
COMPUTER AND VIDEO CHAINS -- 3.0%
  75,000  Trans World Entertainment Corp.*             1,429,688
                                                    ------------
ENGINEERING AND
 CONSTRUCTIONS -- 8.4%
  35,000  Astec Industries, Inc.*                      1,946,875
  60,000  Granite Construction, Inc.                   2,013,750
                                                    ------------
                                                       3,960,625
                                                    ------------
HOMEBUILDING -- 4.0%
  40,000  NVR, Inc.*                                   1,907,500
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
INSURANCE -- 11.5%
  40,000  Hoopers Holmes, Inc.                      $  1,160,000
  35,000  LandAmerica Financial Group                  1,953,437
  40,000  Stewart Information Services Corp.           2,320,000
                                                    ------------
                                                       5,433,437
                                                    ------------
MEDICAL EQUIPMENT AND
 SUPPLIES -- 3.8%
  40,000  ResMed, Inc.*                                1,815,000
                                                    ------------
OFFICE EQUIPMENT AND
 SUPPLIES -- 4.7%
 100,000  Polycom, Inc.*                               2,225,000
                                                    ------------
PHARMACEUTICALS -- 3.0%
  65,000  Roberts Pharmaceutical, Inc.*                1,413,750
                                                    ------------
RECREATIONAL PRODUCTS -- 5.2%
 200,000  Acclaim Entertainment, Inc.*                 2,450,000
                                                    ------------
RENTAL AND LEASINGS -- 0.7%
 101,400  PDS Financial Corp.*                           316,876
                                                    ------------
WATER SUPPLY -- 4.3%
  18,000  Consumers Water Co.                            565,875
  50,000  Philadelphia Suburban Corp.                  1,478,125
                                                    ------------
                                                       2,044,000
                                                    ------------
TOTAL COMMON STOCKS
 (COST $35,088,015)                                   43,712,280
                                                    ------------
MONEY MARKET FUNDS -- 7.5%
3,520,830 Fund for Government Investors
            (Cost $3,520,830)                          3,520,830
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $38,608,845)                                 $ 47,233,110
                                                    ------------
                                                    ------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
AGGRESSIVE GROWTH PORTFOLIO

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
COMMON STOCKS -- 90.5%
APPAREL -- 4.5%
     30,000  American Eagle
               Outfitters, Inc.*           $1,998,750
     45,000  Tarrant Apparel Group*         1,788,750
                                        -------------
                                            3,787,500
                                        -------------
BIOTECHNOLOGY -- 3.0%
     25,000  MedImmune, Inc.*               2,485,937
                                        -------------
CABLE TELEVISION -- 1.7%
     20,000  Cox Communication, Inc.*       1,382,500
                                        -------------
COMMERCIAL SERVICES -- 4.3%
    185,000  Labor Ready, Inc.*             3,642,187
                                        -------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 12.8%
     50,000  RF Micro Devices, Inc.*        2,318,750
     80,000  SBC Communications, Inc.       4,290,000
     65,000  US West, Inc.                  4,200,625
                                        -------------
                                           10,809,375
                                        -------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 12.1%
     36,200  Cybex Computer Products
               Corp.*                       1,063,375
     70,000  Intervoice, Inc.*              2,415,000
     35,000  Symbol Technologies, Inc.      2,237,813
    130,000  Xircom, Inc.*                  4,420,000
                                        -------------
                                           10,136,188
                                        -------------
COMPUTER SOFTWARES -- 11.2%
     48,700  Legato Systems, Inc.*          3,211,156
     60,000  New Era of Networks,
               Inc.*                        2,640,000
    172,800  Segue Software, Inc.*          3,499,200
                                        -------------
                                            9,350,356
                                        -------------
COMPUTER AND VIDEO CHAINS -- 2.8%
    123,000  Trans World Entertainment
               Corp.*                       2,344,687
                                        -------------

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
ELECTRONICS DISTRIBUTORS -- 2.9%
    100,000  Miami Computer Supply
               Corp.*                   $   2,462,500
                                        -------------
ENGINEERING AND
 CONSTRUCTIONS -- 5.5%
     50,000  Astec Industries, Inc. *       2,781,250
     54,100  Granite Construction,
               Inc.                         1,815,733
                                        -------------
                                            4,596,983
                                        -------------
ENVIRONMENTAL SERVICES -- 2.3%
    105,000  Catalytica Inc.*               1,890,000
                                        -------------
FINANCIAL SERVICES -- 4.8%
     40,200  SEI Investment Co.             3,994,875
                                        -------------
MEDICAL DISTRIBUTORS -- 2.4%
     75,000  D&K Healthcare Resources,
               Inc.*                        2,043,750
                                        -------------
MEDICAL EQUIPMENT AND
 SUPPLIES -- 7.7%
     45,000  ResMed, Inc.*                  2,041,875
     50,000  VISX, Inc.*                    4,371,875
                                        -------------
                                            6,413,750
                                        -------------
PHARMACEUTICALS -- 6.2%
     80,000  Allergan, Inc.                 5,180,000
                                        -------------
PRECISION INSTRUMENTS -- 6.3%
     60,000  Waters Corp.*                  5,235,000
                                        -------------
TOTAL COMMON STOCKS
 (COST $65,343,592)                        75,755,588
                                        -------------
MONEY MARKET FUNDS -- 9.5%
  7,984,395  Fund for Government
               Investors
               (Cost $7,984,395)            7,984,395
                                        -------------
TOTAL INVESTMENTS -- 100.0%
 (COST $73,327,987)                     $  83,739,983
                                        -------------
                                        -------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
MID CAP GROWTH PORTFOLIO

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
COMMON STOCKS -- 94.6%
APPAREL -- 4.2%
      5,200  American Eagle Outfitters,
               Inc.*                     $   346,450
                                         ------------
BANKS -- 2.6%
      3,900  Old National Bancorp.           217,425
                                         ------------
BIOTECHNOLOGY -- 7.0%
      5,100  ALZA Corp., Class A*            266,475
      3,700  Biogen, Inc.*                   307,100
                                         ------------
                                             573,575
                                         ------------
BUILDING MATERIALS -- 7.0%
      5,000  Martin Marietta Materials,
               Inc.                          310,937
      2,000  Vulcan Materials Co.            263,125
                                         ------------
                                             574,062
                                         ------------
COMMERCIAL SERVICES -- 4.7%
      3,600  CMGI, Inc.*                     383,400
                                         ------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 3.9%
      4,800  Century Telephone
               Enterprises                   324,000
                                         ------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 3.9%
      5,000  Symbol Technologies, Inc.       319,688
                                         ------------
COMPUTER SOFTWARE -- 7.3%
      5,000  Legato Systems, Inc.*           329,688
      8,000  Macromedia, Inc.*               269,500
                                         ------------
                                             599,188
                                         ------------
COMPUTER AND VIDEO CHAINS -- 3.4%
      4,500  Best Buy, Inc.*                 276,187
                                         ------------
CONSUMER APPLIANCES -- 3.0%
      4,000  Maytag Corp.                    249,000
                                         ------------
ELECTRICAL UTILITIES -- 11.8%
     11,000  Conectiv, Inc.                  269,500
      4,300  Energy East Corp.               242,950
      4,500  IPALCO Enterprises, Inc.        249,470
      7,400  PP&L Resources, Inc.            206,275
                                         ------------
                                             968,195
                                         ------------

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
ENGINEERING AND
 CONSTRUCTION -- 4.3%
     10,600  Metromedia Fiber Network,
               Inc.*                     $   355,100
                                         ------------
FINANCIAL SERVICES -- 3.9%
      3,200  SEI Investment Co.              318,000
                                         ------------
FOOD DISTRIBUTORS -- 4.5%
      7,600  U.S. Foodservice, Inc.*         372,400
                                         ------------
INSURANCE -- 3.3%
      8,400  First American Financial
               Corp.                         269,850
                                         ------------
INTERNET SERVICES -- 4.4%
      6,000  Mindspring Enterprises,
               Inc.*                         366,375
                                         ------------
MEDICAL EQUIPMENT AND
 SUPPLIES -- 2.7%
      4,500  C.R. Bard, Inc.                 222,750
                                         ------------
MEDICAL SERVICES -- 3.4%
      7,000  MedQuist, Inc.*                 276,500
                                         ------------
PRECISION INSTRUMENTS -- 3.6%
      3,400  Waters Corp.*                   296,650
                                         ------------
PUBLISHING -- 4.6%
      8,000  John Wiley & Sons, Inc.         386,500
                                         ------------
RECREATIONAL PRODUCTS -- 1.1%
      5,000  Escalade Inc.                    92,500
                                         ------------
TOTAL COMMON STOCKS
 (COST $6,057,652)                         7,787,795
                                         ------------
MONEY MARKET FUNDS -- 5.4%
    448,561  Fund for Government
               Investors
               (Cost $448,561)               448,561
                                         ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $6,506,213)                       $ 8,236,356
                                         ------------
                                         ------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
AGGRESSIVE MICRO CAP PORTFOLIO

----------------------------------------------------
                                        MARKET VALUE
   SHARES                                   (NOTE 1)
----------------------------------------------------
COMMON STOCKS -- 97.9%
ADVERTISING -- 2.3%
   30,000  Display Technologies, Inc.*  $   223,125
                                        ------------
AIRLINES -- 4.2%
   15,000  Amtran, Inc.*                    406,875
                                        ------------
APPAREL -- 18.6%
   16,000  Chicos FAS, Inc.*                374,000
   20,000  Children's Place Retail
             Stores, Inc.*                  502,500
   17,000  Tarrant Apparel Group*           675,750
   21,000  United Retail Group, Inc.*       225,750
                                        ------------
                                          1,778,000
                                        ------------
BUILDING PRODUCTS -- 4.0%
   15,000  American Locker Group*           378,750
                                        ------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 4.0%
    7,500  Cybex Computer Products
             Corp.*                         220,312
   17,600  Dataram Corp.*                   167,200
                                        ------------
                                            387,512
                                        ------------
COMPUTER SERVICES -- 2.8%
   13,700  Integral Systems, Inc.*          266,294
                                        ------------
COMPUTER SOFTWARES -- 10.3%
   17,000  Ardent Software, Inc.*           391,000
   18,300  Eagle Point Software Corp.*      157,838
   14,000  Segu Software, Inc.*             283,500
    3,000  TSI International Software
             Ltd.*                          143,625
                                        ------------
                                            975,963
                                        ------------
ELECTRIC UTILITIES -- 2.0%
   15,000  Bangor Hydo-Electric Co.*        192,188
                                        ------------
ELECTRONIC DISTRIBUTORS -- 4.6%
   18,000  Miami Computer Supply
             Corp.*                         443,250
                                        ------------
ENGINEERING AND
 CONSTRUCTIONS -- 5.5%
    9,500  Astec Industries, Inc.*          528,437
                                        ------------
HOMEBUILDING -- 4.9%
    8,000  NVR, Inc.*                       381,500
    7,000  Nobility Homes, Inc.*             89,688
                                        ------------
                                            471,188
                                        ------------

----------------------------------------------------
                                        MARKET VALUE
   SHARES                                   (NOTE 1)
----------------------------------------------------
HOTELS AND RESORTS -- 2.6%
   42,500  Commodore Holdings Ltd.*     $   249,687
                                        ------------
INSURANCE -- 8.8%
   15,000  Hoopers Holmes, Inc.             435,000
    7,000  Stewart Information
             Services Corp.                 406,000
                                        ------------
                                            841,000
                                        ------------
MEDICAL EQUIPMENT AND
 SUPPLIES -- 7.2%
   11,000  ResMed Inc.*                     499,125
    6,000  Xomed Surgical Products,
             Inc.*                          192,000
                                        ------------
                                            691,125
                                        ------------
MOTION PICTURES -- 3.4%
    7,800  Macrovision Corp.*               329,550
                                        ------------
RECREATIONAL PRODUCTS -- 1.5%
    8,000  Escalade, Inc.                   148,000
                                        ------------
REAL ESTATE -- 1.1%
   41,000  American Insured Mortgage
             Investors                      110,187
                                        ------------
SPECIALTY CHEMICALS -- 3.3%
   31,000  Uniroyal Technology Corp.*       313,875
                                        ------------
SPECIALTY STORES -- 3.6%
   10,000  Sonic Automotive, Inc.*          344,375
                                        ------------
WATER SUPPLY -- 3.2%
    9,700  Consumers Water Co.              304,944
                                        ------------
TOTAL COMMON STOCKS
 (COST $7,415,678)                        9,384,325
                                        ------------
MONEY MARKET FUNDS -- 2.1%
  198,878  Fund for Government
             Investors
             (Cost $198,878)                198,878
                                        ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $7,614,556)                      $ 9,583,203
                                        ------------
                                        ------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
SMALL CAP VALUE PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS -- 95.6%
AEROSPACE AND DEFENSE -- 1.5%
      800  Kaman Corp.                    $    12,850
                                          ------------
AIRLINES -- 3.1%
      600  Alaska Air Group, Inc.*             26,550
                                          ------------
APPAREL -- 2.5%
      300  Kellwood Co.                         7,500
      500  Oxford Industries, Inc.             14,125
                                          ------------
                                               21,625
                                          ------------
AUTO AND TRUCK PARTS -- 5.2%
      700  Arvin Industries, Inc.              29,181
    1,200  Commercial Intertech Corp.          15,525
                                          ------------
                                               44,706
                                          ------------
MISC. FABRICATED PRODUCTS -- 2.9%
      700  Amcast Industrial Corp.             13,387
      400  Barnes Group, Inc.                  11,750
                                          ------------
                                               25,137
                                          ------------
BEVERAGES -- 2.9%
    2,700  Quilmes Industrial, ADR             25,144
                                          ------------
CATALOG AND SPECIALTY
 DISTRIBUTION -- 3.4%
    1,300  Blair Corp.                         28,844
                                          ------------
COMMUNICATION EQUIPMENT -- 1.1%
    1,000  United Industrial Corp.              9,813
                                          ------------
CONTAINERS AND PACKAGINGS -- 4.7%
    2,400  Rock-Tenn Co.                       40,650
                                          ------------
CONTRACT DRILLING -- 1.0%
    2,800  Petroleum Development Corp.*         8,575
                                          ------------
CROPS -- 2.6%
    1,900  Andersons, Inc.                     21,969
                                          ------------
ELECTRIC UTILITIES -- 3.2%
      300  Central Hudson Gas & Electric       13,425
      400  CLECO Corp.                         13,725
                                          ------------
                                               27,150
                                          ------------
ENGINEERING AND CONSTRUCTION -- 2.9%
    2,000  Chicago Bridge & Iron Co.           24,625
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------

HOMEBUILDING -- 8.8%
      600  Centex Corp.                   $    27,038
    1,000  D R Horton, Inc.                    23,000
    1,200  MDC Holdings, Inc.                  25,650
                                          ------------
                                               75,688
                                          ------------
INDUSTRIAL MACHINERY -- 6.4%
    1,200  Ampco-Pittsburgh Corp.              13,050
    1,800  Cascade Corp.                       28,463
      600  Lincoln Electric Holdings Co.       13,350
                                          ------------
                                               54,863
                                          ------------
INDUSTRIAL SPECIALTIES -- 2.7%
    1,800  Bairnco Corp.                       12,825
      975  Deswell Industries, Inc.             9,994
                                          ------------
                                               22,819
                                          ------------
INSURANCE -- 2.3%
      350  LandAmerica Financial Group         19,534
                                          ------------
MARINE TRANSPORTATION -- 1.2%
    1,050  Stolt-Nielsen, ADR                  10,631
                                          ------------
MEDICAL SERVICES -- 1.3%
    4,500  NovaCare Corp.*                     11,250
                                          ------------
NATURAL GAS DISTRIBUTION -- 0.6%
      125  New Jersey Resources Corp.           4,937
                                          ------------
PERSONAL CARE PRODUCTS -- 1.3%
      800  Herbalife International             11,400
                                          ------------
PRECISION INSTRUMENTS -- 1.7%
    1,500  Spectra-Physics Lasers, Inc.*       14,250
                                          ------------
REAL ESTATE INVESTMENT TRUSTS -- 4.1%
      600  Bedford Property Investment,
             Inc.                              10,125
      900  MGI Properties, Inc.                25,144
                                          ------------
                                               35,269
                                          ------------
RECREATIONAL PRODUCTS -- 5.7%
    1,800  Arctic Cat, Inc.                    18,337
      700  Coachman Industries, Inc.           18,375
      800  Winnebago Industries, Inc.          12,100
                                          ------------
                                               48,812
                                          ------------
RESTAURANTS -- 4.7%
      850  Buffets, Inc.*                      10,147
    1,350  FoodMaker, Inc.*                    29,784
                                          ------------
                                               39,931
                                          ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998 (CONTINUED)
SMALL CAP VALUE PORTFOLIO

--------------------------------------------------
                                            MARKET
                                             VALUE
   SHARES                                 (NOTE 1)

COMMON STOCKS  (CONTINUED)
--------------------------------------------------
SAVINGS AND LOAN
 ASSOCIATIONS -- 1.4%
      300  TR Financial Corp.          $   11,813
                                       -----------
SEMICONDUCTORS -- 3.9%
    3,500  Tower Semiconductor, Ltd.*      33,250
                                       -----------
SPECIALTY STORES -- 5.3%
    1,200  Haverty Furniture, Inc.         25,200
    1,300  Signet Group, ADR*              20,150
                                       -----------
                                           45,350
                                       -----------
TOOLS AND HARDWARE -- 1.6%
      400  Starrett (LS) Co.               13,725
                                       -----------
TRUCKING -- 5.6%
    1,450  Arnold Industries, Inc.         23,381
    1,300  Yellow Corp.*                   24,862
                                       -----------
                                           48,243
                                       -----------
TOTAL COMMON STOCKS
 (COST $865,990)                          819,403
                                       -----------
--------------------------------------------------
                                            MARKET
                                             VALUE
   SHARES                                 (NOTE 1)
--------------------------------------------------

MONEY MARKET FUNDS -- 4.4%
   37,641  Fund for Government
             Investors
             (Cost $37,641)            $   37,641
                                       -----------
TOTAL INVESTMENTS -- 100.0%
 (COST $903,631)                       $  857,044
                                       -----------
                                       -----------

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
LARGE CAP GROWTH PORTFOLIO

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
COMMON STOCKS -- 94.2%
ADVERTISING -- 2.0%
        870  Omnicom Group, Inc.         $    50,460
                                         ------------
APPAREL -- 5.9%
      1,827  Gap, Inc.                       102,769
      1,510  TJX Companies, Inc.              43,790
                                         ------------
                                             146,559
                                         ------------
BEVERAGES -- 3.8%
      1,350  Cadbury Schweppes, ADR           93,488
                                         ------------
BIOTECHNOLOGY -- 2.3%
        550  Amgen, Inc.*                     57,509
                                         ------------
BUILDING PRODUCTS -- 3.5%
      1,395  Home Depot, Inc.                 85,357
                                         ------------
COMMERCIAL SERVICES -- 3.1%
      1,470  Paychex, Inc.                    75,613
                                         ------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 17.1%
      1,725  Ameritech Corp.                 109,322
      1,610  Century Telephone
               Enterprises                   108,675
        825  Nokia Corp., ADR                 99,361
        650  Vodafone Group, ADR             104,731
                                         ------------
                                             422,089
                                         ------------
COMPUTER HARDWARE AND
 PERIPHERALS -- 8.7%
      1,420  Dell Computer Corp.*            103,926
      1,290  EMC Corp.*                      109,650
                                         ------------
                                             213,576
                                         ------------
COMPUTER NETWORKS -- 4.2%
      1,107  Cisco Systems, Inc.*            102,743
                                         ------------
COMPUTER SOFTWARES -- 4.0%
        715  Microsoft Corp.*                 99,161
                                         ------------
CONSUMER APPLIANCES -- 3.2%
      1,265  Maytag Corp.                     78,746
                                         ------------
DEPARTMENT STORES -- 2.1%
        825  Kohls Corp.*                     50,686
                                         ------------

-----------------------------------------------------
                                         MARKET VALUE
     SHARES                                  (NOTE 1)
-----------------------------------------------------
DISCOUNT STORES -- 2.1%
        975  Dayton Hudson Corp.         $    52,894
                                         ------------
DRUG STORE CHAINS -- 3.6%
      1,495  Walgreen Co.                     87,551
                                         ------------
FINANCIAL SERVICES -- 1.7%
        375  Capital One Financial
               Corp.                          43,125
                                         ------------
FOOD DISTRIBUTORS -- 2.9%
      2,570  SYSCO Corp.                      70,514
                                         ------------
HOUSEHOLD PRODUCTS -- 4.0%
        840  Clorox Co.                       98,123
                                         ------------
MANUFACTURING -- 2.7%
        870  Tyco International Ltd.          65,631
                                         ------------
MOTOR VEHICLES -- 3.5%
      1,475  Ford Motor Co.                   86,564
                                         ------------
OFFICE EQUIPMENT AND
 SUPPLIES -- 7.8%
      1,125  Lexmark International
               Group*                        113,063
      1,215  Pitney Bowes                     80,266
                                         ------------
                                             193,329
                                         ------------
PHARMACEUTICALS -- 6.0%
        475  Pfizer, Inc.                     59,583
      1,610  Schering-Plough Corp.            88,952
                                         ------------
                                             148,535
                                         ------------
TOTAL COMMON STOCKS
 (COST $1,771,105)                         2,322,253
                                         ------------
MONEY MARKET FUNDS -- 5.8%
    142,371  Fund for Government
               Investors
               (Cost $142,371)               142,371
                                         ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $1,913,476)                       $ 2,464,624
                                         ------------
                                         ------------

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
LARGE CAP VALUE PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 98.9%
AIRLINES -- 3.4%
     325  British Airways, ADR                      $     22,039
                                                    ------------
APPAREL -- 7.9%
    1200  The Limited, Inc.                               34,950
     350  V.F. Corp.                                      16,406
                                                    ------------
                                                          51,356
                                                    ------------
BANKS -- 9.1%
     700  ABN-AMRO Holdings, ADR                          15,225
     650  Australia & New Zealand Banking Group,
            ADR                                           21,125
     675  UnionBancal Corp.                               22,992
                                                    ------------
                                                          59,342
                                                    ------------
BEVERAGES -- 7.1%
   1,750  Bass Public Limited Co., ADR                    25,156
     550  Seagram Company Ltd.                            20,900
                                                    ------------
                                                          46,056
                                                    ------------
BUILDING MATERIALS AND
 PRODUCTS -- 1.9%
     300  Lafarge Corp.                                   12,150
                                                    ------------
CONGLOMERATES -- 3.9%
     900  Anglo American Corp. of South Africa,
            ADR                                           25,200
                                                    ------------
CONSUMER ELECTRONICS AND
 APPLIANCES -- 2.1%
     250  Whirlpool Corp.                                 13,844
                                                    ------------
DEPARTMENT STORES -- 3.8%
     600  Coles Myer Ltd., ADR                            24,937
                                                    ------------
DIVERSIFIED FINANCIAL
 SERVICES -- 4.0%
     225  Transamerica Corp.                              25,988
                                                    ------------
ELECTRIC UTILITIES -- 3.7%
     600  Public Service Enterprise Group                 24,000
                                                    ------------
ENGINEERING AND
 CONSTRUCTIONS -- 2.9%
     450  Fluor Corp.                                     19,153
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------

FOOD DISTRIBUTORS -- 5.6%
   1,300  Super Value, Inc.                         $     36,400
                                                    ------------
INDUSTRIAL MACHINERY -- 8.4%
     675  Caterpillar, Inc.                               31,050
     725  Deere & Co.                                     24,016
                                                    ------------
                                                          55,066
                                                    ------------
INSURANCE -- 7.0%
     250  Cigna Corp.                                     19,328
     275  Hartford Financial Services Group, Inc.         15,091
     500  Old Republic International Corp.                11,250
                                                    ------------
                                                          45,669
                                                    ------------
INVESTMENT SERVICES -- 2.1%
     375  Bear Stearns Co's.                              14,016
                                                    ------------
MANUFACTURING -- 3.2%
   1,050  Tomkins F H PLC, ADR                            21,000
                                                    ------------
METALS AND MINERALS -- 4.7%
   1,800  Pohang Iron & Steel Ltd., ADR                   30,375
                                                    ------------
MISC. TRANSPORTATION -- 2.3%
   1,500  Laidlaw, Inc.                                   15,094
                                                    ------------
MOTOR VEHICLES -- 10.2%
     650  Ford Motor Co.                                  38,147
   1,250  Volvo, ADR                                      29,141
                                                    ------------
                                                          67,288
                                                    ------------
OIL COMPANIES -- 3.2%
     575  Sunoco, Inc.                                    20,736
                                                    ------------
RAILROADS -- 2.4%
     375  CSX Corp.                                       15,562
                                                    ------------
TOTAL COMMON STOCKS
 (COST $590,447)                                         645,271
                                                    ------------
MONEY MARKET FUNDS -- 1.1%
   7,402  Fund for Government Investors
            (Cost $7,402)                                  7,402
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $597,849)                                    $    652,673
                                                    ------------
                                                    ------------

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
INTERNATIONAL EQUITY PORTFOLIO

-----------------------------------------------------------------------------------
                                                                       MARKET VALUE
   SHARES                                                     COUNTRY      (NOTE 1)
-----------------------------------------------------------------------------------
COMMON STOCKS -- 92.1%
AIRLINES -- 2.5%
    8,180  Deutsche Lufthansa                        Germany           $    180,738
    2,630  Konin Luchtvaart Mij NV                   Netherlands             79,600
                                                                       ------------
                                                                            260,338
                                                                       ------------
APPAREL -- 1.4%
   71,700  Bennetton Group SPA                       Italy                  141,865
                                                                       ------------
AUTOMOBILE MANUFACTURERS -- 11.3%
      410  Bayerische Motoren Werke                  Germany                192,011
    2,331  Daimler-Benz AG                           Germany                230,227
   66,910  Fiat SPA                                  Italy                  232,742
      920  Peugeot SA                                France                 142,463
    1,460  Renault (Regie) NH                        France                  65,603
    3,800  Volkswagen AG                             Germany                303,448
                                                                       ------------
                                                                          1,166,494
                                                                       ------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.1%
      100  Fischer (Georg) AG                        Switzerland             33,819
      950  Valeo                                     France                  74,898
                                                                       ------------
                                                                            108,717
                                                                       ------------
BANKS -- 15.2%
    8,192  ABN Amro Holding NV                       Netherlands            172,425
   18,830  Banca Commerciale Italiana                Italy                  130,085
   10,950  Banca Popolare di Milano                  Italy                   99,536
    1,470  Banque Nationale de Paris                 France                 121,105
    2,702  Bayer Hypo-Vereins AG                     Germany                211,712
    3,370  Commerzbank AG                            Germany                106,632
      510  Credit Suisse Group                       Switzerland             79,834
   19,020  Credito Italiano SPA                      Italy                  112,898
    3,837  Ing Groep NV                              Netherlands            234,104
      780  Societe Generale                          France                 126,369
      570  UBS AG                                    Switzerland            177,206
                                                                       ------------
                                                                          1,571,906
                                                                       ------------
BEVERAGES -- 0.9%
    1,610  Heineken NV                               Netherlands             96,943
                                                                       ------------
BUILDING MATERIALS -- 0.9%
      950  Lafarge                                   France                  90,306
                                                                       ------------
CHEMICALS -- 3.6%
    2,120  Akzo Nobel NV                             Netherlands             92,519
    3,220  BASF AG                                   Germany                122,959
    2,110  Bayer AG                                  Germany                 88,111
    1,600  Hoechst AG                                Germany                 66,381
                                                                       ------------
                                                                            369,970
                                                                       ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998 (CONTINUED)
INTERNATIONAL EQUITY PORTFOLIO

-----------------------------------------------------------------------------------
                                                                       MARKET VALUE
   SHARES                                                     COUNTRY      (NOTE 1)

COMMON STOCKS  (CONTINUED)
-----------------------------------------------------------------------------------
COMPUTERS -- 1.1%
    2,260  Getronics NV                              Netherlands       $    111,996
                                                                       ------------
COMPUTERS SOFTWARE -- 2.1%
      500  SAP AG                                    Germany                216,148
                                                                       ------------
COSMETICS/PERSONAL CARE -- 2.7%
      260  L'Oreal                                   France                 188,041
      130  Wella AG                                  Germany                 91,323
                                                                       ------------
                                                                            279,364
                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
    7,095  San Paolo-IMI SPA                         Italy                  125,547
                                                                       ------------
ELECTRONICS -- 1.0%
    1,470  Philips Electronics (KON)                 Netherlands             98,696
                                                                       ------------
ENGINEERING & CONSTRUCTION -- 1.3%
      660  Suez Lyonnaise Des Eaux                   France                 135,638
                                                                       ------------
FOOD -- 4.5%
      520  Groupe Danone                             France                 148,943
    1,636  Ahold NV                                  Netherlands             60,500
      120  Nestle SA                                 Switzerland            261,234
                                                                       ------------
                                                                            470,677
                                                                       ------------
HOUSEHOLD PRODUCTS/WARES -- 1.6%
    1,980  Unilever NV                               Netherlands            169,337
                                                                       ------------
INSURANCE -- 14.6%
      930  Allianz AG                                Germany                341,172
    1,595  Asr Verzekerings Groep NV                 Netherlands            144,485
    4,270  Assicurazioni Generali SPA                Italy                  178,546
    1,350  AXA                                       France                 195,756
   49,970  Institut Naz Assicur                      Italy                  132,180
       90  Schweiz-Reuckversicherungs                Switzerland            234,652
      390  Zuerich Allied AG                         Switzerland            288,777
                                                                       ------------
                                                                          1,515,568
                                                                       ------------
LODGING -- 1.4%
      670  Accor SA                                  France                 145,130
                                                                       ------------
OIL & GAS -- 2.5%
   15,420  ENI SPA                                   Italy                  100,921
    3,110  Royal Dutch Petroleum                     Netherlands            154,947
                                                                       ------------
                                                                            255,868
                                                                       ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998 (CONTINUED)
INTERNATIONAL EQUITY PORTFOLIO

-----------------------------------------------------------------------------------
                                                                       MARKET VALUE
   SHARES                                                     COUNTRY      (NOTE 1)

COMMON STOCKS  (CONTINUED)
-----------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.7%
      210  Novartis AG                               Switzerland       $    412,819
    1,480  Rhone-Poulenc SA                          France                  76,199
      790  Schering AG                               Germany                 99,252
                                                                       ------------
                                                                            588,270
                                                                       ------------
REAL ESTATE -- 0.2%
   49,970  Unione Immobiliare                        Italy                   26,103
                                                                       ------------
RETAIL -- 2.5%
      140  Jelmoli                                   Switzerland             30,579
    1,200  Pinault-Printemps                         France                 229,429
                                                                       ------------
                                                                            260,008
                                                                       ------------
TELECOMMUNICATION EQUIPMENT -- 0.8%
      660  Alcatel Alsthom                           France                  80,816
                                                                       ------------
TELECOMMUNICATIONS -- 7.0%
   51,500  T.I.M. SPA                                Italy                  380,750
   40,160  Telecom Italia SPA                        Italy                  343,151
                                                                       ------------
                                                                            723,901
                                                                       ------------
TELEPHONE -- 5.0%
    9,080  Deutsche Telekom AG                       Germany                298,755
    2,740  France Telecom SA                         France                 217,786
                                                                       ------------
                                                                            516,541
                                                                       ------------
TOTAL COMMON STOCKS
  (COST $9,728,741)                                                       9,526,147
                                                                       ------------
MONEY MARKET FUNDS -- 7.9%
  811,864  Fund for Government Investors
             (Cost $811,864)                                                811,864
                                                                       ------------
TOTAL INVESTMENTS -- 100.0%
  (COST $10,540,605)                                                   $ 10,338,011
                                                                       ------------
                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                       AGGRESSIVE       AGGRESSIVE     MID CAP    AGGRESSIVE
                                                    SMALL CAP EQUITY      GROWTH       GROWTH      MICRO CAP
                                                        PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                    -----------------  ------------  -----------  -----------
ASSETS
  Securities at Cost..............................    $  38,608,845    $ 73,327,987  $ 6,506,213  $ 7,614,556
                                                    -----------------  ------------  -----------  -----------
                                                    -----------------  ------------  -----------  -----------
  Securities at Value (Note 1)....................    $  47,233,110    $ 83,739,983  $ 8,236,356  $ 9,583,203
  Receivable for Securities Sold..................               --       7,335,903           --       19,499
  Receivable for Shares Sold......................          198,317       2,032,590      146,515      106,693
  Interest Receivable.............................            6,282          13,643          999          700
  Dividends Receivable............................            7,600          27,876        4,613        4,180
  Other Receivables...............................               --             162           --           --
  Unamortized Organizational Costs (Note 1).......               --          50,190           --           --
                                                    -----------------  ------------  -----------  -----------
    Total Assets..................................       47,445,309      93,200,347    8,388,483    9,714,275
                                                    -----------------  ------------  -----------  -----------
LIABILITIES
  Investment Advisory Fee Payable (Note 2)........           31,752          54,149        6,077        6,611
  Administrative Fee Payable (Note 2).............            9,450          16,116        1,809        1,968
  Distribution Plan Fee Payable (Note 4)..........            9,450          16,116        1,809        1,968
  Payable for Securities Purchased................               --      11,407,975      246,315           --
  Payable for Shares Redeemed.....................          129,605         242,009        7,517       51,097
  Distributions Payable...........................               --              17          205           --
  Other Payables and Accrued Expenses.............            5,670           9,669        1,085        1,185
  Organizational Expense Payable to Adviser (Note
    1)............................................               --          50,190           --           --
                                                    -----------------  ------------  -----------  -----------
    Total Liabilities.............................          185,927      11,796,241      264,817       62,829
                                                    -----------------  ------------  -----------  -----------
NET ASSETS........................................    $  47,259,382    $ 81,404,106  $ 8,123,666  $ 9,651,446
                                                    -----------------  ------------  -----------  -----------
                                                    -----------------  ------------  -----------  -----------
SHARES OUTSTANDING................................        2,955,086       5,491,448      594,970      472,643
                                                    -----------------  ------------  -----------  -----------
                                                    -----------------  ------------  -----------  -----------
NET ASSET VALUE PER SHARE.........................           $15.99          $14.82       $13.65       $20.42
                                                             ------          ------  -----------  -----------
                                                             ------          ------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                         SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                           VALUE       GROWTH        VALUE        EQUITY
                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                        -----------  -----------  -----------  -------------
ASSETS
  Securities at Cost..................................   $ 903,631   $ 1,913,476   $ 597,849    $10,540,605
                                                        -----------  -----------  -----------  -------------
                                                        -----------  -----------  -----------  -------------
  Securities at Value (Note 1)........................   $ 857,044   $ 2,464,624   $ 652,673    $10,338,011
  Receivable for Securities Sold......................          --        52,425          --             --
  Receivable for Shares Sold..........................          --        11,513          58             --
  Interest Receivable.................................         129           264          70          2,510
  Dividends Receivable................................       1,081         1,251       3,586          1,846
  Unamortized Organizational Costs (Note 1)...........      73,440        73,440      73,440         73,440
                                                        -----------  -----------  -----------  -------------
    Total Assets......................................     931,694     2,603,517     729,827     10,415,807
                                                        -----------  -----------  -----------  -------------
LIABILITIES
  Investment Advisory Fee Payable (Note 2)............         653         1,661         492          8,374
  Administrative Fee Payable (Note 2).................         194           494         164          2,094
  Distribution Plan Fee Payable (Note 4)..............         194           494         164          2,094
  Payable for Securities Purchased....................          --       125,584          --             --
  Payable for Shares Redeemed.........................          --            --          --          1,265
  Distributions Payable...............................          --            --          30             --
  Other Payables and Accrued Expenses.................         117           297          98          2,094
  Organizational Expense Payable to Adviser (Note
    1)................................................      73,440        73,440      73,440         73,440
                                                        -----------  -----------  -----------  -------------
    Total Liabilities.................................      74,598       201,970      74,388         89,361
                                                        -----------  -----------  -----------  -------------
NET ASSETS............................................   $ 857,096   $ 2,401,547   $ 655,439    $10,326,446
                                                        -----------  -----------  -----------  -------------
                                                        -----------  -----------  -----------  -------------
SHARES OUTSTANDING....................................      93,069       165,990      57,553        990,083
                                                        -----------  -----------  -----------  -------------
                                                        -----------  -----------  -----------  -------------
NET ASSET VALUE PER SHARE.............................       $9.21        $14.47      $11.39         $10.43
                                                             -----   -----------  -----------        ------
                                                             -----   -----------  -----------        ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                      AGGRESSIVE SMALL    AGGRESSIVE     MID CAP    AGGRESSIVE
                                                         CAP EQUITY         GROWTH       GROWTH      MICRO CAP
                                                          PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                      -----------------  ------------  -----------  -----------
INVESTMENT INCOME
  Interest (Note 1).................................    $     196,099    $    267,860  $    34,335   $  35,023
  Dividends (Note 1)................................          266,225         396,072       84,676      40,669
                                                      -----------------  ------------  -----------  -----------
    Total Investment Income.........................          462,324         663,932      119,011      75,692
                                                      -----------------  ------------  -----------  -----------
EXPENSES
  Investment Advisory Fee (Note 2)..................          591,904         870,444       90,643      90,856
  Administrative Fee (Note 2).......................          136,969         218,920       23,121      23,621
  Distribution Plan Fees (Note 4)...................           48,212         218,290       23,157      14,331
  Transfer Agent and Custodian Fee (Note 3).........          146,185         160,728       62,467      62,782
  Shareholder Reports and Notices...................           79,524          91,123       12,395      15,586
  Registration Fees.................................           55,433          17,789       17,280      20,628
  Organizational Expense (Note 1)...................              767          25,200           --          --
  Audit Fees........................................           18,100          23,600        1,950       2,350
  Trustees' Fees and Expenses (Note 2)..............            1,784           3,388        3,388       3,388
  Other Expenses....................................            3,431          23,693        2,446       3,040
                                                      -----------------  ------------  -----------  -----------
    Total Expenses..................................        1,082,309       1,653,175      236,847     236,582
    Less Expenses Reimbursed by Investment Adviser
      (Note 2)......................................         (187,573)       (181,272)     (82,893)    (93,800)
                                                      -----------------  ------------  -----------  -----------
      Net Expenses..................................          894,736       1,471,903      153,954     142,782
                                                      -----------------  ------------  -----------  -----------
NET INVESTMENT LOSS.................................         (432,412)       (807,971)     (34,943)    (67,090)
                                                      -----------------  ------------  -----------  -----------
Net Realized Gain (Loss) on Investment
  Transactions......................................         (338,976)     10,857,763      600,569    (593,873)
Change in Net Unrealized Appreciation of
  Investments.......................................          686,288         262,591      485,817     938,282
                                                      -----------------  ------------  -----------  -----------
NET GAIN ON INVESTMENTS.............................          347,312      11,120,354    1,086,386     344,409
                                                      -----------------  ------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $     (85,100)   $ 10,312,383  $ 1,051,443   $ 277,319
                                                      -----------------  ------------  -----------  -----------
                                                      -----------------  ------------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                              SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                                VALUE       GROWTH        VALUE        EQUITY
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                             -----------  -----------  -----------  -------------
INVESTMENT INCOME
  Interest (Note 1)........................................   $   2,565    $   2,871    $   2,060    $    33,109
  Dividends (Note 1).......................................      13,169        7,164       14,251         72,300
                                                             -----------  -----------  -----------  -------------
    Total Investment Income................................      15,734       10,035       16,311        105,409
                                                             -----------  -----------  -----------  -------------
EXPENSES
  Investment Advisory Fee (Note 2).........................       5,147        7,956        3,950         65,510
  Administrative Fee (Note 2)..............................       1,487        2,285        1,316         16,378
  Distribution Plan Fee (Note 4)...........................       1,464        2,298        1,321         16,487
  Transfer Agent and Custodian Fee (Note 3)................      28,972       30,396       28,594         81,574
  Organizational Expense (Note 1)..........................      18,360       18,360       18,360         18,360
  Registration Fees........................................       8,114        8,114        8,207          7,838
  Audit Fees...............................................       8,000        8,000        8,000          3,000
  Trustees' Fees and Expenses (Note 2).....................       3,388        3,388        3,388          3,388
  Shareholder Reports and Notices..........................       2,131        2,155        1,914          2,321
  Other Expenses...........................................          45           59           80            276
                                                             -----------  -----------  -----------  -------------
    Total Expenses.........................................      77,108       83,011       75,130        215,132
    Less Expenses Reimbursed by Investment Adviser (Note
      2)...................................................     (68,024)     (69,011)     (67,670)      (100,379)
                                                             -----------  -----------  -----------  -------------
      Net Expenses.........................................       9,084       14,000        7,460        114,753
                                                             -----------  -----------  -----------  -------------
NET INVESTMENT INCOME (LOSS)...............................       6,650       (3,965)       8,851         (9,344)
                                                             -----------  -----------  -----------  -------------
Net Realized Gain (Loss) on Investment Transactions........     (49,214)     (51,859)      18,166        232,783
Net Realized Gain on Foreign Currency Transactions.........          --           --           --            282
Change in Net Unrealized Appreciation/Depreciation of
  Investments..............................................     (47,797)     548,665       53,686       (202,622)
                                                             -----------  -----------  -----------  -------------
NET GAIN (LOSS) ON INVESTMENTS.............................     (97,011)     496,806       71,852         30,443
                                                             -----------  -----------  -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................   $ (90,361)   $ 492,841    $  80,703    $    21,099
                                                             -----------  -----------  -----------  -------------
                                                             -----------  -----------  -----------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           AGGRESSIVE SMALL CAP EQUITY
                                                    PORTFOLIO                   AGGRESSIVE GROWTH
                                          -----------------------------             PORTFOLIO
                                                                          -----------------------------
                                                               FOR THE YEARS ENDED
                                              1998            1997            1998            1997
                                                                  DECEMBER 31,
                                          -------------   -------------   -------------   -------------
                                          -------------------------------------------------------------

FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $    (432,412)  $  (1,378,702)  $    (807,971)  $  (1,040,691)
  Net Realized Gain (Loss) on Investment
    Transactions........................       (338,976)     25,247,521      10,857,763      11,968,088
  Change in Net Unrealized Appreciation
    of Investments......................        686,288     (28,940,108)        262,591         321,088
                                          -------------   -------------   -------------   -------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        (85,100)     (5,071,289)     10,312,383      11,248,485
                                          -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................             --     (14,124,008)             --      (1,178,202)
                                          -------------   -------------   -------------   -------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     69,506,803      60,192,194     267,578,704     148,051,404
  Reinvestment of Distributions.........             --      13,539,639              --       1,148,045
  Cost of Shares Redeemed...............    (95,041,562)   (171,691,808)   (298,233,289)   (152,769,712)
                                          -------------   -------------   -------------   -------------
    Net Decrease in Net Assets Resulting
      from Share Transactions...........    (25,534,759)    (97,959,975)    (30,654,585)     (3,570,263)
                                          -------------   -------------   -------------   -------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................    (25,619,859)   (117,155,272)    (20,342,202)      6,500,020
NET ASSETS -- Beginning of Year.........     72,879,241     190,034,513     101,746,308      95,246,288
                                          -------------   -------------   -------------   -------------
NET ASSETS -- End of Year...............  $  47,259,382   $  72,879,241   $  81,404,106   $ 101,746,308
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
SHARES
  Sold..................................      4,515,915       4,277,974      20,345,331      11,764,667
  Issued in Reinvestment of
    Distributions.......................             --         846,228              --          86,384
  Redeemed..............................     (6,115,945)    (11,252,090)    (22,510,476)    (11,968,178)
                                          -------------   -------------   -------------   -------------
    Net Decrease in Shares..............     (1,600,030)     (6,127,888)     (2,165,145)       (117,127)
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 MID CAP GROWTH
                                                    PORTFOLIO
                                          -----------------------------         AGGRESSIVE MICRO CAP
                                                                                      PORTFOLIO
                                                  FOR THE YEARS           ---------------------------------
                                                      ENDED                FOR THE YEAR     FOR THE PERIOD
                                                  DECEMBER 31,                ENDED             ENDED
                                          -----------------------------    DECEMBER 31,      DECEMBER 31,
                                              1998            1997             1998             1997*
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $     (34,943)  $     (41,193)   $   (67,090)       $  (26,415)
  Net Realized Gain (Loss) on Investment
    Transactions........................        600,569         317,596       (593,873)          415,737
  Change in Net Unrealized Appreciation
    of Investments......................        485,817       1,208,882        938,282         1,030,365
                                          -------------   -------------   --------------   ----------------
    Net Increase in Net Assets Resulting
      from Operations...................      1,051,443       1,485,285        277,319         1,419,687
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................       (174,079)       (341,588)            --          (180,781)
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     14,064,660       7,858,965     16,347,179        13,757,919
  Reinvestment of Distributions.........        170,002         336,620             --           176,182
  Cost of Shares Redeemed...............    (15,360,950)     (2,608,712)   (17,163,447)       (4,982,612)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................     (1,126,288)      5,586,873       (816,268)        8,951,489
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................       (248,924)      6,730,570       (538,949)       10,190,395
NET ASSETS -- Beginning of Period.......      8,372,590       1,642,020     10,190,395                --
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $   8,123,666   $   8,372,590    $ 9,651,446        $10,190,395
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................      1,082,352         711,277        825,396           741,820
  Issued in Reinvestment of
    Distributions.......................         12,658          27,081             --             8,636
  Redeemed..............................     (1,173,434)       (224,912)      (852,387)         (250,822)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Shares...        (78,424)        513,446        (26,991)          499,634
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

*  FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SMALL CAP
                                                 VALUE PORTFOLIO                      LARGE CAP
                                          -----------------------------           GROWTH PORTFOLIO
                                                             FOR THE      ---------------------------------
                                          FOR THE YEAR       PERIOD        FOR THE YEAR     FOR THE PERIOD
                                              ENDED           ENDED           ENDED             ENDED
                                          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                              1998            1997*            1998             1997*
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      6,650    $         48     $    (3,965)       $       59
  Net Realized Loss on Investment
    Transactions........................       (49,214)            (49)        (51,859)               --
  Change in Net Unrealized Appreciation
    of Investments......................       (47,797)          1,209         548,665             2,482
                                          -------------   -------------   --------------        --------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................       (90,361)          1,208         492,841             2,541
                                          -------------   -------------   --------------        --------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............        (6,650)            (48)             --               (59)
                                          -------------   -------------   --------------        --------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     1,107,661         100,000       2,553,343           100,000
  Reinvestment of Distributions.........         6,650              48              --                59
  Cost of Shares Redeemed...............      (261,412)             --        (747,178)               --
                                          -------------   -------------   --------------        --------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       852,899         100,048       1,806,165           100,059
                                          -------------   -------------   --------------        --------
    TOTAL INCREASE IN NET ASSETS........       755,888         101,208       2,299,006           102,541
NET ASSETS -- Beginning of Period.......       101,208              --         102,541                --
                                          -------------   -------------   --------------        --------
NET ASSETS -- End of Period.............  $    857,096    $    101,208     $ 2,401,547        $  102,541
                                          -------------   -------------   --------------        --------
                                          -------------   -------------   --------------        --------
SHARES
  Sold..................................       109,516          10,000         216,274            10,000
  Issued in Reinvestment of
    Distributions.......................           722               5              --                 6
  Redeemed..............................       (27,174)             --         (60,290)               --
                                          -------------   -------------   --------------        --------
    Net Increase in Shares..............        83,064          10,005         155,984            10,006
                                          -------------   -------------   --------------        --------
                                          -------------   -------------   --------------        --------

*  FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    LARGE CAP
                                                 VALUE PORTFOLIO                    INTERNATIONAL
                                          -----------------------------           EQUITY PORTFOLIO
                                                             FOR THE      ---------------------------------
                                          FOR THE YEAR       PERIOD        FOR THE YEAR     FOR THE PERIOD
                                              ENDED           ENDED           ENDED             ENDED
                                          DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                              1998            1997*            1998             1997**
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      8,851    $         76     $    (9,344)       $       (1)
  Net Realized Gain on Investment
    Transactions........................        18,166              --         232,783                --
  Net Realized Gain on Foreign Currency
    Transactions........................            --              --             282
  Change in Net Unrealized Appreciation
    of Investments......................        53,686           1,138        (202,622)               --
                                          -------------   -------------   --------------         -------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        80,703           1,214          21,099                (1)
                                          -------------   -------------   --------------         -------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............        (8,851)            (76)             --                --
  From Net Realized Gain................       (33,820)             --        (226,731)               --
                                          -------------   -------------   --------------         -------
    Total Distributions to
      Shareholders......................       (42,671)            (76)       (226,731)               --
                                          -------------   -------------   --------------         -------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....       844,096         100,000      11,259,013            10,000
  Reinvestment of Distributions.........        42,522              76         226,731                --
  Cost of Shares Redeemed...............      (370,425)             --        (963,665)               --
                                          -------------   -------------   --------------         -------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       516,193         100,076      10,522,079            10,000
                                          -------------   -------------   --------------         -------
    TOTAL INCREASE IN NET ASSETS........       554,225         101,214      10,316,447             9,999
NET ASSETS -- Beginning of Period.......       101,214              --           9,999                --
                                          -------------   -------------   --------------         -------
NET ASSETS -- End of Period.............  $    655,439    $    101,214     $10,326,446        $    9,999
                                          -------------   -------------   --------------         -------
                                          -------------   -------------   --------------         -------
SHARES
  Sold..................................        75,563          10,000       1,063,405             1,000
  Issued in Reinvestment of
    Distributions.......................         3,723               8          21,738                --
  Redeemed..............................       (31,741)             --         (96,060)               --
                                          -------------   -------------   --------------         -------
    Net Increase in Shares..............        47,545          10,008         989,083             1,000
                                          -------------   -------------   --------------         -------
                                          -------------   -------------   --------------         -------

 *  FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
**  FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              AGGRESSIVE
                                                                     SMALL CAP EQUITY PORTFOLIO**
                                          -----------------------------------------------------------------------------------
                                                                                                                   FOR THE
                                                                                                                   PERIOD
                                                           FOR THE YEARS ENDED DECEMBER 31,                         ENDED
                                          -------------------------------------------------------------------   DECEMBER 31,
                                                1998               1997             1996            1995            1994*
                                          ----------------   ----------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $16.00             $17.79           $15.41          $10.98          $10.00
                                               -------            -------       -------------   -------------   -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.15)             (0.30)           (0.23)          (0.16)          (0.08)
    Net Realized and Unrealized Gain on
      Investments.......................          0.14               2.30(C)          2.61            4.97            1.06
                                               -------            -------       -------------   -------------   -------------
      Total from Investment
        Operations......................         (0.01)              2.00             2.38            4.81            0.98
                                               -------            -------       -------------   -------------   -------------
  Distributions to Shareholders:
    From Net Realized Gain..............            --              (3.79)              --           (0.38)             --
                                               -------            -------       -------------   -------------   -------------
  Net Increase in Net Asset Value.......         (0.01)             (1.79)            2.38            4.43            0.98
                                               -------            -------       -------------   -------------   -------------
  Net Asset Value -- End of Period......        $15.99             $16.00           $17.79          $15.41          $10.98
                                               -------            -------       -------------   -------------   -------------
                                               -------            -------       -------------   -------------   -------------

TOTAL INVESTMENT RETURN(A)..............         (0.06)%            11.24%           15.44%          43.80%           9.80%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.63%              2.33%            1.75%           1.75%           1.68%(B)
  Expenses Before Reimbursement (Note
    2)..................................          1.98%              2.62%            1.86%           2.10%           4.52%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............         (0.79)%            (1.37)%          (1.33)%         (1.15)%         (0.81)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.13)%            (1.64)%          (1.44)%         (1.50)%         (3.65)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           145%               184%             137%            170%            140%
  Net Assets at End of Period (in
    thousands)..........................       $47,259            $72,879          $190,035        $105,299        $18,224
  Number of Shares Outstanding at End of
    Period (in thousands)...............         2,955              4,555           10,683           6,831           1,660

-------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

 * FROM COMMENCEMENT OF OPERATIONS JANUARY 3, 1994
** Financial Highlights include the performance of the Navellier Aggressive
   Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds (See Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 AGGRESSIVE GROWTH
                                                                     PORTFOLIO
                                          ----------------------------------------------------------------
                                                                                                FOR THE
                                                                                                PERIOD
                                                  FOR THE YEARS ENDED DECEMBER 31,               ENDED
                                          ------------------------------------------------   DECEMBER 31,
                                                1998             1997            1996            1995*
                                          ----------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $13.29           $12.25           $9.99          $10.00
                                               -------       -------------   -------------       ------
  Income from Investment Operations:
    Net Investment Loss.................         (0.15)           (0.14)          (0.12)             --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          1.68             1.34            2.38(C)        (0.01)
                                               -------       -------------   -------------       ------
      Total from Investment
        Operations......................          1.53             1.20            2.26           (0.01)
                                               -------       -------------   -------------       ------
  Distributions to Shareholders:
    From Net Realized Gain..............            --            (0.16)             --              --
                                               -------       -------------   -------------       ------
  Net Increase (Decrease) in Net Asset
    Value...............................          1.53             1.04            2.26           (0.01)
                                               -------       -------------   -------------       ------
  Net Asset Value -- End of Period......        $14.82           $13.29          $12.25           $9.99
                                               -------       -------------   -------------       ------
                                               -------       -------------   -------------       ------

TOTAL INVESTMENT RETURN.................         11.51%            9.77%          22.62%          (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.68%            2.00%           2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          1.89%            2.15%           2.22%          27.25%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............         (0.92)%          (1.07)%         (1.57)%          2.59%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.13)%          (1.22)%         (1.77)%        (12.66)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           237%             247%            169%             --
  Net Assets at End of Period (in
    thousands)..........................       $81,404          $101,746        $95,246            $300
  Number of Shares Outstanding at End of
    Period (in thousands)...............         5,491            7,657           7,774              30

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized
(C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss at such time.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           MID CAP GROWTH
                                                             PORTFOLIO
                                          ------------------------------------------------
                                                FOR THE YEARS ENDED             FOR THE
                                                                                PERIOD
                                                    DECEMBER 31,                 ENDED
                                          --------------------------------   DECEMBER 31,
                                                1998             1997            1996*
                                              --------       -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $12.43           $10.27          $10.00
                                                ------           ------      -------------
  Income from Investment Operations:
    Net Investment Income (Loss)........         (0.06)           (0.06)           0.01
    Net Realized and Unrealized Gain on
      Investments.......................          1.59             2.75            0.27
                                                ------           ------      -------------
      Total from Investment
        Operations......................          1.53             2.69            0.28
                                                ------           ------      -------------
  Distributions to Shareholders:
    From Net Investment Income..........            --               --           (0.01)
    From Net Realized Gain..............         (0.31)           (0.53)             --
                                                ------           ------      -------------
      Total Distributions to
        Shareholders....................         (0.31)           (0.53)          (0.01)
                                                ------           ------      -------------
  Net Increase in Net Asset Value.......          1.22             2.16            0.27
                                                ------           ------      -------------
  Net Asset Value -- End of Period......        $13.65           $12.43          $10.27
                                                ------           ------      -------------
                                                ------           ------      -------------

TOTAL INVESTMENT RETURN.................         12.31%           26.18%           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.66%            2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.56%            3.27%         113.02%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............         (0.38)%          (0.69)%          0.87%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.27)%          (1.96)%       (110.15)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           211%             163%             --
  Net Assets at End of Period (in
    thousands)..........................        $8,124           $8,373          $1,642
  Number of Shares Outstanding at End of
    Period (in thousands)...............           595              673             160

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                AGGRESSIVE MICRO CAP
                                                     PORTFOLIO
                                          --------------------------------
                                                                FOR THE
                                            FOR THE YEAR        PERIOD
                                               ENDED             ENDED
                                            DECEMBER 31,     DECEMBER 31,
                                                1998             1997*
                                          ----------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $20.40           $15.64
                                                ------       -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.14)           (0.05)
    Net Realized and Unrealized Gain on
      Investments.......................          0.16             5.17
                                                ------       -------------
      Total from Investment
        Operations......................          0.02             5.12
                                                ------       -------------
  Distributions to Shareholders:
    From Net Realized Gain..............            --            (0.36)
                                                ------       -------------
  Net Increase in Net Asset Value.......          0.02             4.76
                                                ------       -------------
  Net Asset Value -- End of Period......        $20.42           $20.40
                                                ------       -------------
                                                ------       -------------

TOTAL INVESTMENT RETURN.................          0.10%           32.76%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.51%            1.55%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.50%            3.21%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............         (0.71)%          (0.54)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............         (1.70)%          (2.20)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           196%              86%
  Net Assets at End of Period (in
    thousands)..........................       $ 9,651          $10,190
  Number of Shares Outstanding at End of
    Period (in thousands)...............           473              500

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                  SMALL CAP VALUE
                                                     PORTFOLIO                       LARGE CAP GROWTH
                                          --------------------------------               PORTFOLIO
                                                                FOR THE      ---------------------------------
                                            FOR THE YEAR        PERIOD        FOR THE YEAR     FOR THE PERIOD
                                               ENDED             ENDED            ENDED             ENDED
                                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                1998             1997*            1998              1997*
                                          ----------------   -------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $10.12           $10.00           $10.25            $10.00
                                                ------           ------           ------            ------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.07             0.01            (0.02)             0.01
    Net Realized and Unrealized Gain
      (Loss) on Investments.............         (0.91)            0.12             4.24              0.25
                                                ------           ------           ------            ------
      Total from Investment
        Operations......................         (0.84)            0.13             4.22              0.26
                                                ------           ------           ------            ------
  Distributions to Shareholders:
    From Net Investment Income..........         (0.07)           (0.01)              --             (0.01)
                                                ------           ------           ------            ------
  Net Increase (Decrease) in Net Asset
    Value...............................         (0.91)            0.12             4.22              0.25
                                                ------           ------           ------            ------
  Net Asset Value -- End of Period......         $9.21           $10.12           $14.47            $10.25
                                                ------           ------           ------            ------
                                                ------           ------           ------            ------

TOTAL INVESTMENT RETURN.................         (8.28)%           1.25%(A)        41.17%             2.56%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.53%            1.75%(B)         1.54%             1.90%(B)
  Expenses Before Reimbursement (Note
    2)..................................         13.01%            7.74%(B)         9.11%             6.66%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............          1.12%            1.94%(B)        (0.43)%            2.40%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (10.36)%          (4.03)%(B)       (8.00)%           (2.36)%(B)

  SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            85%               2%              80%               --
  Net Assets at End of Period (in
    thousands)..........................          $857             $101           $2,402              $103
  Number of Shares Outstanding at End of
    Period (in thousands)...............            93               10              166                10

-------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                  LARGE CAP VALUE
                                                     PORTFOLIO                     INTERNATIONAL EQUITY
                                          --------------------------------               PORTFOLIO
                                                                FOR THE      ---------------------------------
                                            FOR THE YEAR        PERIOD        FOR THE YEAR     FOR THE PERIOD
                                               ENDED             ENDED            ENDED             ENDED
                                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                1998             1997*            1998             1997**
                                          ----------------   -------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $10.11           $10.00           $10.00            $10.00
                                                ------           ------          -------           -------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.16             0.01            (0.01)               --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          1.91             0.11             0.67                --
                                                ------           ------          -------           -------
      Total from Investment
        Operations......................          2.07             0.12             0.66                --
                                                ------           ------          -------           -------
  Distributions to Shareholders:
    From Net Investment Income..........         (0.16)           (0.01)              --                --
    From Net Realized Gain..............         (0.63)              --            (0.23)               --
                                                ------           ------          -------           -------
      Total Distributions to
        Shareholders....................         (0.79)           (0.01)           (0.23)               --
                                                ------           ------          -------           -------
  Net Increase in Net Asset Value.......          1.28             0.11             0.43                --
                                                ------           ------          -------           -------
  Net Asset Value -- End of Period......        $11.39           $10.11           $10.43            $10.00
                                                ------           ------          -------           -------
                                                ------           ------          -------           -------

TOTAL INVESTMENT RETURN.................         20.48%            1.18%(A)         6.64%               --

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.42%            1.50%(B)         1.75%             1.75%(B)
  Expenses Before Reimbursement (Note
    2)..................................         14.34%            5.03%(B)         3.29%             5.48%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2)..............          1.69%            3.09%(B)        (0.14)%           (1.75)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............        (11.22)%          (0.45)%(B)       (1.68)%           (5.48)%(B)

  SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           256%              --               41%               --
  Net Assets at End of Period (in
    thousands)..........................          $655             $101          $10,326               $10
  Number of Shares Outstanding at End of
    Period (in thousands)...............            58               10              990                 1

-------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

 *   FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
**  FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of eight separate portfolios each with its own investment objectives and policies: the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio, the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio, and the International Equity Portfolio, a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio totaling $126,000, $91,800, $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with the public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1998, the unamortized organization costs of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio were $50,190, $73,440, $73,440, $73,440 and $73,440, respectively.

2. Investment Advisory Fees and Other Transactions with Afflilates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, and the Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio, and 1.00% of the daily net assets of the International Equity Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1998, the Adviser voluntarily agreed not to

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the year ended December 31, 1998, the Adviser paid operating expenses of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio totaling $305,224, $345,521, $99,926, $107,774, $69,010, $70,472, $68,543, and $116,757, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio reimbursed, $117,651, $164,249, $17,033, $13,974, $986, $1,461, $873, and $16,378, respectively, of such expenses. Effective May 1, 1998, the Adviser agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio's expense limitation of 1.40% and the International Equity Portfolio's expense limitation of 1.75%.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the year ended December 31, 1998, Trustees' fees and expenses totaled $25,500.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB (Rushmore Trust), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                   AGGRESIVE       AGGRESSIVE      MID CAP      AGGRESSIVE
                                               SMALL CAP EQUITY      GROWTH         GROWTH       MICRO CAP
                                                   PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -----------------  -------------  ------------  -------------
Purchases....................................    $  73,746,379    $ 192,553,844  $ 17,779,736   $17,049,010
                                               -----------------  -------------  ------------  -------------
                                               -----------------  -------------  ------------  -------------
Sales........................................    $  98,638,433    $ 223,588,024  $ 18,851,872   $17,462,892
                                               -----------------  -------------  ------------  -------------
                                               -----------------  -------------  ------------  -------------


                                                                    LARGE CAP     LARGE CAP    INTERNATIONAL
                                                SMALL CAP VALUE      GROWTH         VALUE         EQUITY
                                                   PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               -----------------  -------------  ------------  -------------
Purchases....................................    $   1,279,497    $   2,454,057  $  1,671,541   $12,352,270
                                               -----------------  -------------  ------------  -------------
                                               -----------------  -------------  ------------  -------------
Sales........................................    $     450,444    $     714,375  $  1,188,768   $ 2,843,156
                                               -----------------  -------------  ------------  -------------
                                               -----------------  -------------  ------------  -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of December 31, 1998, based on the cost for Federal income tax purposes is as follows:

                                                    AGGRESSIVE       AGGRESSIVE     MID CAP     AGGRESSIVE
                                                 SMALL CAP EQUITY      GROWTH       GROWTH       MICRO CAP
                                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------  ------------  -----------  -------------
Gross Unrealized Appreciation..................    $   9,785,243    $ 11,149,032  $ 1,725,489   $ 2,202,901
Gross Unrealized Depreciation..................       (1,160,978)       (919,282)     (45,531)     (234,254)
                                                 -----------------  ------------  -----------  -------------
Net Unrealized Appreciation....................    $   8,624,265    $ 10,229,750  $ 1,679,958   $ 1,968,647
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------
Cost of Investments for Federal Income Tax
 Purposes......................................    $  38,608,845    $ 93,510,233  $ 6,556,398   $ 7,614,556
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------

                                                                     LARGE CAP     LARGE CAP   INTERNATIONAL
                                                  SMALL CAP VALUE      GROWTH        VALUE        EQUITY
                                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------  ------------  -----------  -------------
Gross Unrealized Appreciation..................    $      55,278    $    547,955  $    73,772   $   735,754
Gross Unrealized Depreciation..................         (102,540)           (891)     (18,948)     (943,002)
                                                 -----------------  ------------  -----------  -------------
Net Unrealized Appreciation (Depreciation).....    $     (47,262)   $    547,064  $    54,824   $  (207,248)
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------
Cost of Investments for Federal Income Tax
 Purposes......................................    $     904,306    $  1,917,560  $   597,849   $10,545,259
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------

7. Net Assets

    At December 31, 1998, net assets consisted of the following:

                                                    AGGRESSIVE       AGGRESSIVE     MID CAP     AGGRESSIVE
                                                 SMALL CAP EQUITY      GROWTH       GROWTH       MICRO CAP
                                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------  ------------  -----------  -------------
Paid-in-Capital................................    $  42,291,459    $ 62,208,028  $ 6,032,218   $ 8,080,116
Undistributed Net Investment Loss..............               --              --           --       (11,986)
Accumulated Net Realized Gain (Loss) on
 Investment Transactions.......................       (3,656,342)      8,784,082      361,305      (385,331)
Net Unrealized Appreciation (Depreciation) of
 Investments...................................        8,624,265      10,411,996    1,730,143     1,968,647
                                                 -----------------  ------------  -----------  -------------
NET ASSETS.....................................    $  47,259,382    $ 81,404,106  $ 8,123,666   $ 9,651,446
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------

                                                                     LARGE CAP     LARGE CAP   INTERNATIONAL
                                                  SMALL CAP VALUE      GROWTH        VALUE        EQUITY
                                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 -----------------  ------------  -----------  -------------
Paid-in-Capital................................    $     952,946    $  1,902,258  $   616,269   $10,532,078
Accumulated Net Realized Gain (Loss) on
 Investment and Foreign Currency
 Transactions..................................          (49,263)        (51,859)     (15,654)       (3,010)
Net Unrealized Appreciation (Depreciation) of
 Investment and Foreign Currency
 Transactions..................................          (46,587)        551,148       54,824      (202,622)
                                                 -----------------  ------------  -----------  -------------
NET ASSETS.....................................    $     857,096    $  2,401,547  $   655,439   $10,326,446
                                                 -----------------  ------------  -----------  -------------
                                                 -----------------  ------------  -----------  -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and net realized gain/ loss are reclassified. As of December 31, 1998, net investment losses were reclassified to paid-in-capital and accumulated net realized gain/loss on investment transactions as follows:

                                                                AGGRESSIVE SMALL   AGGRESSIVE      MID CAP
                                                                   CAP EQUITY        GROWTH        GROWTH
                                                                    PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                -----------------  -----------  -------------
Reduction of paid-in capital..................................     $   125,792             --    $   (34,943)
Reduction of accumulated net realized gain....................     $   306,620      $(807,971)            --

                                                                                    LARGE CAP   INTERNATIONAL
                                                                AGGRESSIVE MICRO     GROWTH        EQUITY
                                                                  CAP PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                -----------------  -----------  -------------
Reduction of paid-in-capital..................................     $   (55,104)     $  (3,965)           --
Reduction of accumulated net realized gain....................              --             --     $  (9,062)

    Additionally, as of December 31, 1998, the Aggressive Small Cap Equity Portfolio reclassified $5,397,358 of accumulated net realized gain on investments to paid-in-capital.

    At December 31, 1998, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                             AGGRESSIVE SMALL                       LARGE CAP    AGGRESSIVE
                                                CAP EQUITY       SMALL CAP VALUE     GROWTH       MICRO CAP
EXPIRES DECEMBER 31,                             PORTFOLIO          PORTFOLIO       PORTFOLIO     PORTFOLIO
-------------------------------------------  -----------------  -----------------  -----------  -------------
2005.......................................               --        $      50              --             --
2006.......................................    $   3,656,342           32,827       $  39,186    $   422,402
                                             -----------------        -------      -----------  -------------
                                               $   3,656,342        $  32,877       $  39,186    $   422,402
                                             -----------------        -------      -----------  -------------
                                             -----------------        -------      -----------  -------------

9. Reorganization

    On July 24, 1998, the Navellier Aggressive Small Cap Equity Portfolio of the Navellier Performance Funds (the "Acquiring Portfolio") acquired all the net assets of the Navellier Aggressive Small Cap Equity Portfolio of the Navellier Series Fund (the "Series Fund") pursuant to a plan of reorganization approved by the Series Fund's shareholders on June 26, 1998. The acquisition was accomplished by a tax-free exchange of 3,318,156 shares of the Acquiring Portfolio (valued at $54,597,912) for the 3,318,156 shares of the Series Fund outstanding on July 24, 1998. Series Fund's net assets at that date ($54,597,912), including $6,897,784 of unrealized appreciation, were combined with those of the Acquiring Portfolio. The aggregate net assets of the Acquiring Portfolio and Series Fund immediately before the acquisition were $10,298 and $54,597,912, respectively.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

We have audited the accompanying statement of assets and liabilities of Navellier Aggressive Small Cap Equity Portfolio, Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio, Navellier Large Cap Value Portfolio and Navellier International Equity Portfolio, each a series of shares of the Navellier Performance Funds including the portfolio of investments, as of December 31, 1998, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the year ended December 31, 1996 and prior were audited by other auditors whose report dated January 31, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Aggressive Small Cap Equity Portfolio, Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio, Navellier Large Cap Value Portfolio and Navellier International Equity Portfolio as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                     [SIGNATURE]

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 19, 1999

                               NAVELLIER OFFICES:

                          ONE EAST LIBERTY THIRD FLOOR
                              RENO, NEVEADA 89501
                              800-887-8671 P.S.T.

                          CUSTODIAN & TRANSFER AGENT:

                        RUSHMOER TRUST AND SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                              800-622-1386 E.S.T.